Long-term debt (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Jun. 16, 2014 MXN ($) item	Mar. 26, 2013 MXN ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2014 MXN ($) item	Dec. 31, 2013 MXN ($)	Dec. 31, 2019 MXN ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Apr. 20, 2014 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Long-term debt
Total long-term debt									$ 4,549,575		$ 4,593,223		$ 4,644,387
Less: Financing commissions									(5,966)		(8,629)		(11,115)
Net long-term debt									4,543,609		4,584,594		4,633,272
Current portion of long-term debt			$ (1,953)						(36,851)		(41,425)		(50,852)
Long-term debt			238,798						$ 4,506,758		4,543,169		4,582,420
Principal amount			$ 40,790							$ 49,563		$ 51,168
Number of airports guaranteeing the certificates | item							9
Number of airports | item			13						13
Percentage of airports guaranteeing the certificates (as a percent)							80.00%
Exchange loss, net			$ (2,696)	$ (50,878)	$ (15,488)	$ (63,072)
Debt securities issued in the Mexican market on June 16, 2014
Long-term debt
Total long-term debt									$ 3,000,000		3,000,000		3,000,000
Principal amount	$ 3,000,000						$ 3,000,000
Interest rate (as a percent)	6.85%
Term of loan	7 years						7 years
Number of airports guaranteeing the certificates | item	9
Number of airports | item	13
Percentage of airports guaranteeing the certificates (as a percent)	80.00%
Debt securities issued in the Mexican market on March 26, 2013
Long-term debt
Total long-term debt									1,500,000		1,500,000		1,500,000
Principal amount		$ 1,500,000						$ 1,500,000
Interest rate (as a percent)		6.47%
Term of loan		10 years						10 years
Number of airports guaranteeing the certificates | item		9
Number of airports | item		13
Percentage of airports guaranteeing the certificates (as a percent)		80.00%
Unsecured lines of credit with Private Export Funding Corporation
Long-term debt
Total long-term debt									$ 49,575		$ 90,156		$ 128,991
Maximum borrowing capacity															$ 25,365	$ 25,365
Interest rate (as a percent)			3.15%						3.15%	4.04%	4.04%	2.94%	2.94%
Outstanding amount			$ 2,495							$ 4,583		$ 6,536
Spread on interest rate basis			1.25%						1.25%
Line of credit with UPS Capital Business Credit
Long-term debt
Total long-term debt											$ 3,067		$ 15,396
Maximum borrowing capacity														$ 3,120,000
Interest rate (as a percent)										5.44%	5.44%	4.34%	4.34%
Outstanding amount										$ 156		$ 780
Spread on interest rate basis														2.65%
Firefighting equipment carrying value recorded as improvements to concessioned assets									$ 35,760		$ 44,590
Unsecured lines of credit with Private Export Funding Corporation and Unsecured line of credit with UPS Capital Business Credit
Long-term debt
Baggage screening equipment carrying value recorded as improvements to concessioned assets									$ 275,095		$ 284,008		$ 292,922
Bank Loans
Long-term debt
Exchange loss, net				$ 2,858	$ 1,601	$ 11,748